PRINCIPAL ACCOUNTING POLICIES (Details 2)	12 Months Ended						12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2014 Amended and restated share pledge agreements	Dec. 31, 2014 Amended and restated exclusive option agreements	Dec. 31, 2014 Ctrip Computer Technology, Ctrip Travel Network and Ctrip Travel Information Amended and Restated Technical Consulting and Services Agreement	Dec. 31, 2013 Ctrip Computer Technology, Ctrip Travel Network and Ctrip Travel Information Amended and Restated Technical Consulting and Services Agreement	Dec. 31, 2012 Ctrip Computer Technology, Ctrip Travel Network and Ctrip Travel Information Amended and Restated Technical Consulting and Services Agreement	Dec. 31, 2014 Ctrip Computer Technology, Ctrip Travel Network and Ctrip Travel Information Amended and Restated Technical Consulting and Services Agreement Air tickets Minimum USD ($)	Dec. 31, 2014 Ctrip Computer Technology, Ctrip Travel Network and Ctrip Travel Information Amended and Restated Technical Consulting and Services Agreement Air tickets Minimum CNY	Dec. 31, 2014 Ctrip Computer Technology, Ctrip Travel Network and Ctrip Travel Information Amended and Restated Technical Consulting and Services Agreement Air tickets Maximum USD ($)	Dec. 31, 2014 Ctrip Computer Technology, Ctrip Travel Network and Ctrip Travel Information Amended and Restated Technical Consulting and Services Agreement Air tickets Maximum CNY	Dec. 31, 2014 Ctrip Computer Technology, Ctrip Travel Network and Ctrip Travel Information Amended and Restated Technical Consulting and Services Agreement Packaged-tour products Minimum USD ($)	Dec. 31, 2014 Ctrip Computer Technology, Ctrip Travel Network and Ctrip Travel Information Amended and Restated Technical Consulting and Services Agreement Packaged-tour products Minimum CNY	Dec. 31, 2014 Ctrip Computer Technology, Ctrip Travel Network and Ctrip Travel Information Amended and Restated Technical Consulting and Services Agreement Packaged-tour products Maximum USD ($)	Dec. 31, 2014 Ctrip Computer Technology, Ctrip Travel Network and Ctrip Travel Information Amended and Restated Technical Consulting and Services Agreement Packaged-tour products Maximum CNY	Dec. 31, 2012 Chengdu Ctrip and Chengdu Ctrip International CNY	Dec. 31, 2014 Variable interest entities CNY	Dec. 31, 2013 Variable interest entities CNY	Dec. 31, 2012 Variable interest entities CNY
Financial information of the group's VIEs
Average rate per ticket based on number of tickets sold												$ 0.3	2	$ 3	19
Average rate per person per tour based on number of tour packages sold																1	8	9	58
Service fees charged from affiliates as percentage of their total net income									109.40%	105.90%	82.70%										109.40%	105.90%	82.70%
Term of technical consulting and services agreements									10 years
Term of automatic renewal of technical consulting and services agreements									10 years
Written notice period required to be served for the termination of agreements									30 days
Period of expiration of share pledge agreements after the pledgor							2 years
Term of exclusive option agreements								10 years
Term of automatic renewal of exclusive option agreements								10 years
Value of an asset of a consolidated VIE that can be used only to settle obligations of the VIE, except for registered capital and PRC statutory reserves		0
Amount of registered capital and PRC statutory reserves of VIEs																					514,000,000
Total assets	5,043,180,384	31,290,917,013	20,818,474,462																		13,495,852,174	5,982,258,881
Less: Inter-company receivables																					(1,424,351,080)	(373,041,663)
Total assets excluding inter-company																					12,071,501,094	5,609,217,218
Total liabilities	3,370,594,303	20,913,189,425	12,088,388,503																		12,509,239,945	5,287,287,035
Less: Inter-company payables																					(6,133,068,354)	(1,442,636,737)
Total liabilities excluding inter-company																					6,376,171,591	3,844,650,298
Prepayments and other current assets	398,044,569	2,469,707,335	1,215,756,287
Cash and cash equivalents	854,348,032	5,300,887,799	7,138,344,814	3,421,532,962	1,150,492,347	3,503,428,418															2,600,000,000	1,500,000,000
Investments																					1,600,000,000	73,000,000
Short-term investment	1,037,754,986	6,438,854,587	3,635,090,955																		3,100,000,000	1,600,000,000
Accounts receivables	294,421,228	1,826,765,949	1,518,230,029																		1,400,000,000	1,100,000,000
Advances from customers	634,606,183	3,937,477,522	2,451,931,450																		3,500,000,000	2,100,000,000
Accounts payable	371,355,369	2,304,111,525	1,637,545,824																		1,800,000,000	1,300,000,000
Other payables and accruals	257,891,508	1,600,113,658	635,104,949																		588,000,000	181,000,000
Salary and welfare payable	84,639,961	525,157,105	257,641,763																		195,000,000	119,000,000
Taxes payable	54,709,783	339,452,319	315,299,656																		45,000,000	46,000,000
Net revenues	1,184,108,302	7,346,918,369	5,386,745,542	4,158,791,249																	4,138,380,618	3,137,211,893	2,465,286,325
Cost of revenues	338,556,299	2,100,606,413	1,386,767,067	1,037,791,093																	1,252,538,920	904,328,902	644,886,101
Net income / (loss)	14,766,842	91,622,345	906,402,585	690,510,763																	(87,193,139)	(74,463,933)	198,929,052
Revenues as a percent of total																					56.00%
Net income before the deduction of inter-company consulting fee charges																					1,100,000,000	1,300,000,000	1,100,000,000
Service fee																				286,000,000